Summary of Significant Accounting Policies - Schedule of Revenue by Geographic Locations (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Revenue by Geographic Locations [Line Items]
Total revenues	¥ 541,924,655	$ 75,388,773	¥ 585,365,937	¥ 682,292,979
Mainland PRC revenues [Member]
Schedule of Revenue by Geographic Locations [Line Items]
Total revenues	415,200,758	57,759,830	542,958,194	483,328,411
Hong Kong revenues [Member]
Schedule of Revenue by Geographic Locations [Line Items]
Total revenues	126,723,897	17,628,943	32,297,915	61,882,662
International revenues [Member]
Schedule of Revenue by Geographic Locations [Line Items]
Total revenues			¥ 10,109,828	¥ 137,081,906